Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,392,757,660.40
Previously Paid Amount	0.00
Total Fee Amount	192,339.83
Total Offset Amount	61,277.00
Net Fee	$ 131,062.83
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A